TAXES ON INCOME (Schedule of Changes in Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in Valuation Allowance
Beginning balance	$ 876	$ 3,214	$ 5,202
VA Release during the year	126	(1,114)
Deductions during the year		(1,224)	(1,988)
Ending balance	$ 1,002	$ 876	$ 3,214